Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2023
Financial Risk Management Objectives and Policies [Abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
32.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

The Group’s principal financial instruments are cash and cash equivalents, pledged bank deposits, convertible loan, interest-bearing borrowings, other derivative financial instruments and warrant liabilities. The main purpose of these financial instruments is to finance the Group’s operations. The Group has various other financial assets and liabilities such as accounts receivable, other receivables, deposits, accounts payable, lease liabilities and financial liabilities included in other payables and accruals, which mainly arise directly from its operations.

It is, and has been throughout the year under review, the Group’s policy that no trading in financial instruments shall be undertaken.

The main risks arising from the Group’s financial instruments, assets and liabilities are credit risk, liquidity risk and foreign currency risk. Management reviews and agrees policies for managing each of these risks and they are summarized below.

Credit risk

The Group trades mainly with recognized and creditworthy third parties. Customers who wish to trade on credit terms are normally subject to credit verification procedures. In addition, receivable balances are monitored on an ongoing basis.

Maximum exposure and year-end staging

The tables below show the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at December 31. The amounts presented are gross carrying amounts for financial assets.

	12-month ECLs	Lifetime ECLs
				Simplified
	Stage 1	Stage 2	Stage 3	approach	Total
	US$	US$	US$	US$	US$
December 31, 2023
Accounts receivable*	-	-	-	17,346,035	17,346,035
Contract assets*	-	-	-	16,024,969	16,024,969
Financial assets included in deposits and other receivables
- Normal**	808,679	-	-	-	808,679
Pledged bank deposits
- Not yet past due	188,745	-	-	-	188,745
Cash and cash equivalents
- Not yet past due	68,641,016	-	-	-	68,641,016
	69,638,440	-	-	33,371,004	103,009,444

December 31, 2022
Accounts receivable*	-	-	-	9,807,667	9,807,667
Contract assets*	-	-	-	11,140,109	11,140,109
Financial assets included in deposits and other receivables
- Normal**	764,611	-	-	-	764,611
Pledged bank deposits
- Not yet past due	195,883	-	-	-	195,883
Cash and cash equivalents
- Not yet past due	24,077,695	-	-	-	24,077,695
	25,038,189	-	-	20,947,776	45,985,965

*	For accounts receivable and contract assets to which the Group applies the simplified approach for impairment, information is disclosed in notes 14 and 15 to the financial statements.

**	The credit quality of financial assets included in deposits and other receivables is considered to be “normal” when it is not past due and there is no information indicating that the financials had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Liquidity risk

The Group monitors its risk to a shortage of funds and considers the maturity of both its financial liabilities and financial assets and projected cash flows from operations. The Group’s objective is to ensure there are adequate funds to meet its liquidity requirements in the short and longer terms.

The maturity profile of the Group’s financial liabilities as at the end of the reporting period, based on the contractual undiscounted payments, is as follows:

	Within 1 year or on demand	1 to 5 years	Total
	US$	US$	US$
2023
Lease liabilities	588,103	27,108	615,211
Accounts payable	23,839,894	-	23,839,894
Financial liabilities included in other payables and accruals	5,664,220	-	5,664,220

	30,092,217	27,108	30,119,325

2022
Lease liabilities	523,206	300,092	823,298
Accounts payable	16,653,695	-	16,653,695
Financial liabilities included in other payables and accruals	4,513,530	-	4,513,530
Loan notes	-	68,351,047	68,351,047

	21,690,431	68,651,139	90,341,570

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate as a result of changes in foreign exchange rates.

The Group operates across Asia and is exposed to foreign exchange risk arising from foreign currency transactions. The Group’s operating units may have financial instruments denominated in currencies other than their respective functional currencies. They are therefore exposed to foreign currency risk, as the value of the financial instruments denominated in other currencies will fluctuate due to changes in exchange rates. The Group does not hedge foreign currency exposures.

The Group’s senior management monitors and manages the Group’s foreign currency risk exposure position on an ongoing basis, and considers hedging significant foreign currency exposure should the need arise.

The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the SGD, TWD, MYR, PHP, THB and IDR exchange rates, with all other variables held constant, of the Group’s loss before tax. As HK$ is pegged to US$, the directors of the Company anticipate that there will be no significant movements in the US$/HK$ exchange rates and the exposure on US$ will not be material.

	2023		2022
	Increase/	Increase/	Increase/	Increase/
	(decrease) in	(decrease)	(decrease) in	(decrease)
	foreign	in loss	foreign	in loss
	exchange rate	after tax	exchange rate	after tax
	US$		US$
SGD	3%	(1,477,961)	3%	(1,556,060)
	(3)%	1,477,961	(3)%	1,556,060
TWD	3%	(474,534)	3%	(473,641)
	(3)%	474,534	(3)%	473,641
MYR	3%	(402,719)	3%	(372,744)
	(3)%	402,719	(3)%	372,744
PHP	3%	(576,565)	3%	(489,293)
	(3)%	576,565	(3)%	489,293
THB	3%	(329,276)	3%	(327,939)
	(3)%	329,276	(3)%	327,939
IDR	3%	(184,116)	3%	(181,853)
	(3)%	184,116	(3)%	181,853

Capital management

The primary objectives of the Group’s capital management are to safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its business and maximize shareholders’ value.

The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2023 and 2022.